June 15, 2011

DREYFUS 100% U.S. TREASURY MONEY MARKET FUND

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
DREYFUS PREMIER INVESTMENT FUNDS, INC.
DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
DREYFUS U.S. TREASURY LONG TERM FUND

(Collectively, the "Funds")

Supplement to Statement of Additional Information

dated May 1, 2011

The following information supplements and supersedes any contrary information contained in the Funds' Statement of Additional Information:

Effective May 31, 2011, the following person is an additional Director of the Funds:

Name (Age) Position with the Funds	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Robin A. Melvin (47) Board Member

Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995 - present)

Senior Vice President, Mentor, a national non-profit youth mentoring organization (1992 - 2005)

N/A

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